[GRAPHIC]THE LEGENDS FUND, INC.



SEMI-ANNUAL REPORT



DECEMBER 31, 2002

                             THE LEGENDS FUND, INC.

                               SEMI-ANNUAL REPORT

                                DECEMBER 31, 2002



                                    Contents

President's Letter                                                           1
Financial Statements, Financial Highlights, and Schedules of
  Investments:
    Harris Bretall Sullivan & Smith Equity Growth Portfolio                  2
    Third Avenue Value Portfolio                                             6
    Gabelli Large Cap Value Portfolio                                       10
    Baron Small Cap Portfolio                                               14
Notes to Financial Statements                                               19




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                          THE LEGENDS FUND, INC.

February 14, 2003

We are pleased to present the 2002 Semi-Annual Report for The Legends Fund, Inc. (the "Fund"). Thanks to all of our current investors and we extend a special welcome to all new investors who have joined us during the period.

Total returns for each of the Fund's portfolios and their respective benchmarks for the six months and year ended December 31, 2002, respectively, are listed below:

                                               SIX MONTHS ENDED        YEAR ENDED
                  PORTFOLIO                    DECEMBER 31, 2002   DECEMBER 31, 2002
------------------------------------------------------------------------------------
Harris Bretall Sullivan & Smith Equity Growth       (11.90%)            (30.47%)
     BENCHMARK RETURN - S&P 500                     (11.11%)            (22.10%)
Third Avenue Value                                  (15.02%)            (17.49%)
     BENCHMARK RETURN - S&P 500                     (11.11%)            (22.10%)
Gabelli Large Cap Value                              (6.39%)            (30.54%)
     BENCHMARK RETURN - S&P 500                     (11.11%)            (22.10%)
Baron Small Cap                                     (13.57%)            (14.08%)
     BENCHMARK RETURN - RUSSELL 2000                (17.19%)            (20.48%)

Included in this Semi-Annual Report is detailed information of the investment holdings of each portfolio as of December 31, 2002, as well as other financial information.

The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. The Fund exists for the sole purpose of helping to provide you with valuable tools for meeting your investment objectives.

If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Don W. Cummings

Don W. Cummings
President
The Legends Fund, Inc.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                          DECEMBER 31, 2002 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $15,548,290) - See accompanying schedule   $ 14,732,243
Cash                                                                                        1,823
Receivable for investment securities sold                                                 287,809
Dividends and interest receivable                                                          16,344
Due from management company                                                                   835
                                                                                     -------------
Total assets                                                                           15,039,054

LIABILITIES
Accrued expenses                                                                           29,035
                                                                                     -------------
NET ASSETS                                                                           $ 15,010,019
                                                                                     =============
Net Assets consist of:
Paid-in capital                                                                      $ 25,787,730
Accumulated net realized loss on investments                                           (9,961,664)
Net unrealized depreciation on investments                                               (816,047)
                                                                                     -------------
NET ASSETS, for 1,729,938 shares outstanding                                         $ 15,010,019
                                                                                     =============
NET ASSET VALUE, offering and redemption price per share                             $       8.68
                                                                                     =============

                             STATEMENT OF OPERATIONS

                 SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                            $     73,974
Interest                                                                                    2,337
                                                                                     -------------
Total investment income                                                                    76,311

EXPENSES
Investment advisory and management fees                                                    53,983
Custody and accounting fees                                                                24,293
Professional fees                                                                          16,146
Directors' fees and expenses                                                                8,898
Taxes and filing fees                                                                       3,498
Insurance                                                                                   2,942
Other expenses                                                                              1,781
                                                                                     -------------
Total expenses                                                                            111,541
Less: expense reimbursement                                                               (13,542)
                                                                                     -------------
Total net expenses                                                                         97,999
                                                                                     -------------
Net investment loss                                                                       (21,688)

REALIZED AND UNREALIZED GAIN (LOSS) LOSS ON INVESTMENTS
Net realized loss on investments                                                       (4,234,348)
Net unrealized appreciation during the period on investments                            1,860,194
                                                                                     -------------
Net realized and unrealized loss on investments                                        (2,374,154)
                                                                                     -------------

Net decrease in net assets resulting from operations                                 $ (2,395,842)
                                                                                     =============

SEE ACCOMPANYING NOTES.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS
                                                              ENDED
                                                           DECEMBER 31,
                                                               2002          YEAR ENDED
                                                           (UNAUDITED)      JUNE 30, 2002
                                                           ------------     -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss                                        $   (21,688)     $    (86,097)
Net realized loss on investments                            (4,234,348)       (5,689,731)
Net unrealized appreciation (depreciation)
during the period on investments                             1,860,194        (3,883,419)
                                                           ------------     -------------
Net decrease in net assets resulting from operations        (2,395,842)       (9,659,247)

Distributions to shareholders from:
Net realized gain                                                    -        (2,554,047)
                                                           ------------     -------------
Total distributions to shareholders                                  -        (2,554,047)

Capital share transactions:
Proceeds from sales of shares                                1,805,947         4,229,741
Proceeds from reinvested distributions                               -         2,554,047
Cost of shares redeemed                                     (4,709,420)       (6,269,144)
                                                           ------------     -------------
Net increase (decrease) in net assets resulting
from capital share transactions                             (2,903,473)          514,644
                                                           ------------     -------------
Total decrease in net assets                                (5,299,315)      (11,698,650)

NET ASSETS
Beginning of period                                         20,309,334        32,007,984
                                                           ------------     -------------
End of period                                              $15,010,019      $ 20,309,334
                                                           ============     =============
OTHER INFORMATION
Shares:
Sold                                                           200,089           341,525
Issued through reinvestment of distributions                         -           239,965
Redeemed                                                      (531,991)         (529,308)
                                                           ------------     -------------
Net increase (decrease)                                       (331,902)           52,182
                                                           ============     =============

SEE ACCOMPANYING NOTES.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                              ENDED
                                            DECEMBER 31,                            YEAR ENDED JUNE 30,
                                              2002 (e)         --------------------------------------------------------------
                                            (UNAUDITED)            2002         2001      2000 (b)      1999         1998
                                           ---------------     --------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
of period                                        $   9.85          $  15.93    $  30.25    $  26.00     $  21.11    $  17.53
Income (loss) from investment operations:
Net investment loss                                 (0.05)            (0.04)      (0.10)      (0.05)       (0.06)          - (a)
Net realized and unrealized
gain (loss) on investments                          (1.12)            (4.73)      (9.42)       4.83         7.17        4.90
                                           ---------------     --------------------------------------------------------------
Total from investment operations                    (1.17)            (4.77)      (9.52)       4.78         7.11        4.90

Less distributions:
From net investment income                              -                 -           -           -            -       (0.02)
From net realized gain                                  -             (1.31)      (4.80)      (0.53)       (2.22)      (1.30)
                                           ---------------     --------------------------------------------------------------
Total distributions                                     -             (1.31)      (4.80)      (0.53)       (2.22)      (1.32)
                                           ---------------     --------------------------------------------------------------

Net asset value, end of period                   $   8.68          $   9.85    $  15.93    $  30.25     $  26.00    $  21.11
                                           ===============     ==============================================================
TOTAL RETURN (c)                                  (11.90%)          (30.55%)    (37.42%)     18.89%       35.19%      29.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                                   $ 15,010          $ 20,309    $ 32,008    $ 56,879     $ 55,428    $ 37,662
Ratio of expenses to average
net assets (d)                                      1.18%             1.15%       1.07%       1.01%        0.96%       0.95%
Ratio of expenses to average net
asset before voluntary
expense reimbursement (d)                           1.34%             1.17%       1.07%       1.01%        0.96%       0.95%
Ratio of net investment loss
to average net assets (d)                          (0.26%)           (0.33%)     (0.45%)     (0.39%)      (0.29%)     (0.01%)
Ratio of net investment loss
to average net assets before
voluntary expense reimbursement (d)                (0.42%)           (0.35%)     (0.45%)     (0.39%)      (0.29%)     (0.01%)
Portfolio turnover rate (c)                           30%               31%         47%         40%          27%         57%

(a)  Less than $0.01 per share.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e) Effective November 1, 2002, the voluntary limit on operating expenses of the Portfolio (excluding management fees) was modified from an annual rate of 0.50% of average daily net assets to an annual rate of 0.60% of average daily net assets.

SEE ACCOMPANYING NOTES.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2002 (UNAUDITED)

                                                          NUMBER OF
COMMON STOCKS (97.2%)                                      SHARES        VALUE
                                                         ----------   -----------
BASIC CHEMICAL, PLASTICS & SYNTHETICS (16.6%)
      Abbott Laboratories, Inc.                               7,500     $300,000
      Amgen, Inc. (a)                                         6,750      326,295
      Genentech, Inc. (a)                                    14,200      470,872
      Merck & Company, Inc.                                   6,000      339,660
      Pfizer, Inc.                                           24,000      733,680
      Procter & Gamble Company                                3,700      317,978
                                                                      -----------
                                                                       2,488,485
BUSINESS SERVICES (11.0%)
      Automatic Data Processing, Inc.                         8,000      314,000
      Electronic Arts, Inc. (a)                               5,000      248,850
      First Data Corporation                                  9,300      329,313
      Microsoft Corporation (a)                              14,500      749,650
                                                                      -----------
                                                                       1,641,813
COMMUNICATIONS (3.9%)
      AOL Time Warner, Inc. (a)                              23,000      301,300
      Viacom, Inc. (a)                                        7,100      289,396
                                                                      -----------
                                                                         590,696
DEPOSITORY INSTITUTIONS (2.0%)
      Citigroup, Inc.                                         8,608      302,916

ELECTRICAL & ELECTRONIC MACHINERY (11.9%)
      Emerson Electric Company                                6,500      330,525
      General Electric Company                               29,100      708,585
      Intel Corporation                                      32,400      504,468
      Texas Instruments, Inc.                                16,300      244,663
                                                                      -----------
                                                                       1,788,241
FABRICATED METAL PRODUCTS (2.1%)
      Illinois Tool Works, Inc.                               4,900      317,814

FOOD & KINDRED PRODUCTS (2.5%)
      PepsiCo, Inc.                                           9,000      379,980

GENERAL MERCHANDISE STORES (4.8%)
      Target Corporation                                      9,000      270,000
      Wal-Mart Stores, Inc.                                   9,000      454,590
                                                                      -----------
                                                                         724,590
INDUSTRIAL MACHINERY & EQUIPMENT (14.7%)
      Applied Materials, Inc. (a)                            21,200      276,236
      Cisco System, Inc. (a)                                 27,000      353,700
      Dell Computer Corporation (a)                          19,200      513,408
      ITT Industries, Inc.                                    5,600      339,864
      Linear Technology Corporation                           5,500      141,460
      Maxim Integrated Products, Inc.                         4,200      138,768
      Microchip Technology, Inc.                              6,200      151,590
      Novellus Systems, Inc. (a)                             10,000      280,800
                                                                      -----------
                                                                       2,195,826
INSTRUMENTS & RELATED PRODUCTS (7.8%)
      Becton, Dickinson & Company                            10,000      306,900
      Medtronic, Inc.                                        11,725      534,660
      Stryker Corporation                                     5,000      335,600
                                                                      -----------
                                                                       1,177,160

                                                         NUMBER OF
COMMON STOCKS (CONTINUED)                                  SHARES        VALUE
                                                        ----------   -----------
INSURANCE AGENTS BROKERS & SERVICES (2.1%)
      Marsh & McLennan Companies, Inc.                     6,750      $ 311,918

INSURANCE CARRIERS (1.9%)
      American International Group, Inc.                   5,000        289,250

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.1%)
      United Parcel Services, Inc.                         5,000        315,400

PETROLEUM & COAL PRODUCTS (2.1%)
      Exxon Mobil Corporation                              9,200        321,448

RETAIL - FOOD STORES (2.4%)
      Starbucks Corporation (a)                           18,000        366,840

RETAIL - MISCELLANEOUS (1.9%)
      Costco Wholesale, Inc. (a)                          10,000        280,600

SECURITY & COMMODITY BROKERS (2.0%)
      Goldman Sachs Group, Inc.                            4,325        294,532

SERVICES - ENGINEERING (2.1%)
      3M Company                                           2,500        308,250

WHOLESALE TRADE - DURABLE GOODS (3.3%)
      Johnson & Johnson                                    9,350        502,188
                                                                 ---------------

TOTAL COMMON STOCKS (COST $15,413,994)                               14,597,947

                                                       PRINCIPAL
SHORT-TERM SECURITIES (0.9%)                             AMOUNT
                                                      -----------
REPURCHASE AGREEMENT (0.9%)
      State Street Bank, 0.25%, due 01/02/2003
      (Collateralized by U.S. Treasury Bill, 8.13%,
      due 08/15/2021, with a market value of $137,423) $ 134,296        134,296
                                                                 ---------------

TOTAL SHORT-TERM SECURITIES (COST $134,296)                             134,296
                                                                 ---------------

TOTAL INVESTMENTS (98.1%) (COST $15,548,290)                         14,732,243

TOTAL OTHER ASSETS, LESS LIABILITIES (1.9%)                             277,776
                                                                 ---------------

TOTAL NET ASSETS (100.0%)                                          $ 15,010,019
                                                                 ===============

OTHER INFORMATION:
     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2002, aggregated $4,082,465 and $7,262,169, respectively. At December 31, 2002, net unrealized depreciation for tax purposes aggregated $816,047, of which $1,786,453 related to appreciated investments and $2,602,500 related to depreciated investments. The aggregate cost of securities was the same for federal income tax and financial statement purposes.

(a) Non-income producing.

SEE ACCOMPANYING NOTES.

                          THIRD AVENUE VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                          DECEMBER 31, 2002 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $40,508,783) - See accompanying schedule   $ 34,481,444
Repurchase agreements (cost $4,845,704)                                                 4,845,704
Dividends and interest receivable                                                          22,635
Due from management company                                                                 8,081
                                                                                     -------------
Total assets                                                                           39,357,864

LIABILITIES
Cash overdraft                                                                             41,969
Accrued expenses                                                                           52,283
                                                                                     -------------
Total liabilities                                                                          94,252
                                                                                     -------------

NET ASSETS                                                                           $ 39,263,612
                                                                                     =============

Net Assets consist of:
Paid-in capital                                                                      $ 46,510,724
Undistributed net investment income                                                        94,594
Accumulated net realized loss on investments                                           (1,314,367)
Net unrealized depreciation on investments and foreign currency                        (6,027,339)
                                                                                     -------------

NET ASSETS, for 2,930,106 shares outstanding                                         $ 39,263,612
                                                                                     =============

NET ASSET VALUE, offering and redemption price per share                             $      13.40
                                                                                     =============

                             STATEMENT OF OPERATIONS

                 SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $5,253)                                    $    293,243
Interest                                                                                    8,649
Other income                                                                                  843
                                                                                     -------------
Total investment income                                                                   302,735

EXPENSES
Investment advisory and management fees                                                   128,916
Custody and accounting fees                                                                53,550
Professional fees                                                                          16,428
Directors' fees and expenses                                                                8,898
Taxes and filing fees                                                                       4,510
Insurance                                                                                   2,942
Other expenses                                                                              2,928
                                                                                     -------------
Total expenses                                                                            218,172
                                                                                     -------------
Net investment income                                                                      84,563

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments                                                                            (1,308,020)
Foreign currency transactions                                                               3,684
                                                                                     -------------
Net realized loss                                                                      (1,304,336)

Net unrealized depreciation
during the period on investments                                                       (5,966,264)
                                                                                     -------------
Net realized and unrealized loss on investments and foreign currency                   (7,270,600)
                                                                                     -------------

Net decrease in net assets resulting from operations                                 $ (7,186,037)
                                                                                     =============

SEE ACCOMPANYING NOTES.

                          THIRD AVENUE VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                                      ENDED
                                                                    DECEMBER 31,
                                                                       2002                   YEAR ENDED
                                                                    (UNAUDITED)              JUNE 30, 2002
                                                                 -------------------       -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                                   $    84,563              $     98,218
Net realized gain (loss) on
investments and foreign currency transactions                            (1,304,336)                2,627,505
Net unrealized depreciation during the period
on investments and foreign currency transactions                         (5,966,264)               (4,228,271)
                                                                 -------------------       -------------------
Net decrease in net assets
resulting from operations                                                (7,186,037)               (1,502,548)

Distributions to shareholders from:
Net investment income                                                       (93,393)                 (283,204)
Net realized gain                                                          (639,990)                        -
                                                                 -------------------       -------------------
Total distributions to shareholders                                        (733,383)                 (283,204)

Capital share transactions:
Proceeds from sales of shares                                             5,815,788                27,505,313
Proceeds from reinvested distributions                                      733,383                   283,204
Cost of shares redeemed                                                  (7,586,791)              (12,847,707)
                                                                 -------------------       -------------------
Net increase (decrease) in net assets resulting
from capital share transactions                                          (1,037,620)               14,940,810
                                                                 -------------------       -------------------

Total increase (decrease) in net assets                                  (8,957,040)               13,155,058

NET ASSETS
Beginning of period                                                      48,220,652                35,065,594
                                                                 -------------------       -------------------

End of period (including undistributed net investment income
of $94,594 and $103,424, respectively)                                  $39,263,612              $ 48,220,652
                                                                 ===================       ===================

OTHER INFORMATION
Shares:
Sold                                                                        428,967                 1,677,834
Issued through reinvestment of distributions                                 54,421                    18,965
Redeemed                                                                   (552,347)                 (785,692)
                                                                 -------------------       -------------------
Net increase (decrease)                                                     (68,959)                  911,107
                                                                 ===================       ===================

SEE ACCOMPANYING NOTES.

                          THIRD AVENUE VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                 ENDED
                                               DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                 2002 (e)      -----------------------------------------------------------------
                                               (UNAUDITED)            2002       2001 (a)     2000 (b)      1999         1998
                                               ------------    -----------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
 of period                                        $  16.08           $  16.79     $  13.97    $  22.06     $  21.02    $  20.63
 Income (loss) from investment operations:
 Net investment income                                0.03               0.02         0.15        0.39         0.33        0.26
 Net realized and unrealized
 gain (loss) on investments                          (2.46)             (0.61)        4.31       (5.12)        3.22        4.08
                                               ------------    -----------------------------------------------------------------
 Total from investment operations                    (2.43)             (0.59)        4.46       (4.73)        3.55        4.34

 Less distributions:
 From net investment income                          (0.03)             (0.12)       (0.40)      (0.33)       (0.28)      (0.26)
 From net realized gain                              (0.22)                 -        (1.24)      (3.03)       (2.23)      (3.69)
                                               ------------    -----------------------------------------------------------------
 Total distributions                                 (0.25)             (0.12)       (1.64)      (3.36)       (2.51)      (3.95)
                                               ------------    -----------------------------------------------------------------

 Net asset value, end of period                   $  13.40           $  16.08     $  16.79    $  13.97     $  22.06    $  21.02
                                               ============    =================================================================

 TOTAL RETURN (c)                                  (15.02%)            (3.45%)      35.66%     (23.88%)      18.09%      23.36%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
 (in thousands)                                   $ 39,264           $ 48,221     $ 35,066    $ 20,994     $ 50,169    $ 46,436
 Ratio of expenses to average
 net assets (d)                                      1.10%              1.08%        1.15%       1.08%        0.96%       0.94%
 Ratio of expenses to average net
 asset before voluntary
 expense reimbursement (d)                           1.10%              1.08%        1.21%       1.08%        0.96%       0.94%
 Ratio of net investment income
 to average net assets (d)                           0.43%              0.23%        1.15%       1.80%        1.56%       1.58%
 Ratio of net investment income
 to average net assets before (d)
 voluntary expense reimbursement                     0.43%              0.23%        1.09%       1.80%        1.56%       1.58%
 Portfolio turnover rate (c)                            5%                23%         128%         42%          50%         57%

(a) Effective November 1, 2000, EQSF Advisers, Inc. replaced Scudder Kemper Investments, Inc. as sub-adviser for the Portfolio.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e) Effective November 1, 2002, the voluntary limit on operating expenses of the Portfolio (excluding management fees) was modified from an annual rate of 0.50% of average daily net assets to an annual rate of 0.60% of average daily net assets.

SEE ACCOMPANYING NOTES.

                          THIRD AVENUE VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2002 (UNAUDITED)

                                                            NUMBER OF
COMMON STOCKS (82.3%)                                         SHARES          VALUE
                                                            ----------     -----------
ELECTRICAL & ELECTRONIC MACHINERY (15.4%)
      American Power Conversion Corporation (a)                107,800    $  1,633,170
      AVX Corporation                                          102,700       1,006,460
      Bel Fuse, Inc.                                            10,100         203,515
      Ciena Corporation (a)                                    112,500         578,250
      FSI International, Inc. (a)                              102,700         462,150
      Kemet Corporation (a)                                    111,300         972,761
      Tellabs, Inc. (a)                                        114,000         828,780
      TriQuint Semiconductor, Inc. (a)                          82,300         348,952
                                                                          ------------
                                                                             6,034,038
HOLDING & OTHER INVESTMENT OFFICES (15.2%)
      Brascan Corporation                                       81,800       1,676,900
      Capital Southwest Corporation                              9,500         476,995
      Hutchison Whampoa Limited                                280,000       1,752,098
      Investor AB (a)                                          172,500       1,035,024
      Koger Equity, Inc.                                        40,000         624,000
      Prime Group Realty Trust (a)                              20,000          92,200
      ProLogis                                                   5,753         144,688
      Westwood Holdings Group, Inc.                             11,275         151,198
                                                                          ------------
                                                                             5,953,103
INDUSTRIAL MACHINERY & EQUIPMENT (9.1%)
      Applied Materials, Inc. (a)                               30,000         390,900
      Comverse Technology, Inc. (a)                             95,300         954,906
      Credence Systems Corporation (a)                         105,900         981,799
      CyberOptics Corporation (a)                               15,000          71,430
      Electro Scientific Industry, Inc. (a)                     57,800       1,156,000
                                                                          ------------
                                                                             3,555,035
INSURANCE CARRIERS (17.9%)
      AIOI Insurance Company Limited (a)                       189,000         364,334
      Arch Capital Group Limited (a)                            50,000       1,558,500
      First American Corporation                                10,000         222,000
      Millea Holdings, Inc. (a)                                 54,500       1,918,400
      Mony Group, Inc.                                          53,200       1,273,608
      Phoenix Companies Inc. (a)                                60,000         456,000
      Radian Group, Inc.                                        33,000       1,225,950
                                                                          ------------
                                                                             7,018,792
OIL & GAS EXTRACTION (2.2%)
      Nabors Industries, Inc. (a)                               25,000         881,750

RAILROAD TRANSPORTATION (0.8%)
      CSX Corporation                                           10,600         300,086

REAL ESTATE (9.2%)
      Catellus Development Corporation (a)                      58,300       1,157,255
      Forest City Enterprises, Inc.                             42,000       1,400,700
      The St. Joe Company (a)                                   34,700       1,041,000
                                                                          ------------
                                                                             3,598,955

RETAIL-AUTOMOTIVE DEALERS & GAS STATIONS (4.2%)
    Toyota Industries (a)                                      110,000    $  1,652,847

SECURITY & COMMODITY BROKERS (7.5%)
    Instinet Group, Inc.                                       161,800         684,414
    Legg Mason, Inc.                                            37,500       1,820,250
    Southwest Securities Group, Inc.                            33,100         448,836
                                                                          ------------
                                                                             2,953,500
SERVICES - ENGINEERING (0.8%)
    Parexel International Corporation (a)                       28,800         317,088
                                                                          ------------

TOTAL COMMON STOCKS (COST $38,601,617)                      32,265,194


                                                            Principal
CORPORATE BONDS (5.6%)                                       Amount
                                                          ------------
COMMUNICATIONS (0.9%)
    Worldcom, Inc., 6.95%
    due 08/15/2028                                        $  1,500,000         360,000

STONE CLAY & GLASS PRODUCT (4.7%)
    USG Corporation, Senior Notes, Series B,
    9.25%, due 09/15/2001                                    1,250,000       1,031,250
    USG Corporation, Senior Notes,
    8.50%, due 08/01/2005                                    1,000,000         825,000
                                                                          ------------
                                                                             1,856,250
                                                                          ------------

TOTAL CORPORATE BONDS (COST $1,907,166)                      2,216,250

SHORT-TERM SECURITIES (12.3%)
REPURCHASE AGREEMENT (12.3%)
    State Street Bank, 0.25%, due 01/02/2003
    (Collateralized by U.S. Treasury Bill, 8.125%,
    due 08/15/2021, with a market value of $4,947,242)       4,845,704       4,845,704
                                                                          ------------

TOTAL SHORT-TERM SECURITIES (COST $4,845,704)                                4,845,704
                                                                          ------------

TOTAL INVESTMENTS (100.2%) (COST $45,354,487)                               39,327,148

TOTAL OTHER ASSETS, LESS LIABILITIES ((0.2%))                                  (63,536)
                                                                          ------------

TOTAL NET ASSETS (100.0%)                                                 $ 39,263,612
                                                                          ============

OTHER INFORMATION:

     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2002, aggregated $1,739,032 and $2,277,960, respectively. At December 31, 2002, net unrealized depreciation for tax purposes aggregated $6,027,339, of which $2,671,901 related to appreciated investments and $8,699,240 related to depreciated investments. The aggregate cost of securities was the same for federal income tax and financial statement purposes.

(a) Non-income producing.

SEE ACCOMPANYING NOTES.

                        GABELLI LARGE CAP VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                          DECEMBER 31, 2002 (UNAUDITED)


ASSETS
Investments in securities, at value (cost $13,535,609) - See accompanying schedule   $  9,705,839
Due from management company                                                                25,494
Dividends and interest receivable                                                          21,485
                                                                                     ------------
Total assets                                                                            9,752,818

LIABILITIES
Cash overdraft                                                                             22,447
                                                                                     ------------
Total liabilities                                                                          22,447
                                                                                     ------------
NET ASSETS                                                                           $  9,730,371
                                                                                     ============
Net Assets consist of:
Paid-in capital                                                                      $ 17,917,130
Undistributed net investment income                                                        30,444
Accumulated net realized loss on investments                                           (4,387,433)
Net unrealized depreciation on investments                                             (3,829,770)
                                                                                     ------------
NET ASSETS, for 1,952,619 shares outstanding                                         $  9,730,371
                                                                                     ============
NET ASSET VALUE, offering and redemption price per share                             $       4.98
                                                                                     ============

                             STATEMENT OF OPERATIONS

                 SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                             $   100,046
Other income                                                                                2,777
Interest                                                                                      562
                                                                                      -----------
Total investment income                                                                   103,385

EXPENSES
Investment advisory and management fees                                                    45,907
Custody and accounting fees                                                                18,946
Professional fees                                                                          15,754
Directors' fees and expenses                                                                8,898
Taxes and filing fees                                                                       3,498
Insurance                                                                                   2,942
Other expenses                                                                              1,781
                                                                                      -----------
Total expenses                                                                             97,726
Less:  expense reimbursement                                                              (24,785)
                                                                                      -----------
Total net expenses                                                                         72,941
                                                                                      -----------
Net investment income                                                                      30,444
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                                       (2,156,389)
Net unrealized appreciation during the period on investments                            1,250,831
                                                                                      -----------
Net realized and unrealized loss                                                         (905,558)
                                                                                      -----------
Net decrease in net assets resulting from operations                                  $  (875,114)
                                                                                      ===========

SEE ACCOMPANYING NOTES.

                        GABELLI LARGE CAP VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS
                                                                                 ENDED
                                                                              DECEMBER 31,
                                                                                  2002              YEAR ENDED
                                                                              (UNAUDITED)          JUNE 30, 2002
                                                                            -----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                                            $    30,444         $      6,802
Net realized loss on investments                                                  (2,156,389)          (2,159,273)
Net unrealized appreciation (depreciation)
during the period on investments                                                   1,250,831           (3,921,180)
                                                                            -----------------     ----------------
Net decrease in net assets resulting from operations                                (875,114)          (6,073,651)

Distributions to shareholders from:
Net investment income                                                                 (6,802)             (46,636)
Net realized gain                                                                          -             (397,057)
                                                                            -----------------     ----------------
Total distributions to shareholders                                                   (6,802)            (443,693)

Capital share transactions:
Proceeds from sales of shares                                                      2,636,670           10,330,942
Proceeds from reinvested distributions                                                 6,802              443,693
Cost of shares redeemed                                                           (3,548,276)          (8,756,746)
                                                                            -----------------     ----------------
Net increase (decrease) in net assets resulting
from capital share transactions                                                     (904,804)           2,017,889
                                                                            -----------------     ----------------

Total decrease in net assets                                                      (1,786,720)          (4,499,455)

NET ASSETS
Beginning of period                                                               11,517,091           16,016,546
                                                                            -----------------     ----------------

End of period (including undistributed net investment
income of $30,444 and $6,802, respectively)                                      $ 9,730,371         $ 11,517,091
                                                                            =================     ================

OTHER INFORMATION
Shares:
Sold                                                                                 532,471            1,478,456
Issued through reinvestment of distributions                                           1,384               65,537
Redeemed                                                                            (742,971)          (1,274,758)
                                                                            -----------------     ----------------
Net increase (decrease)                                                             (209,116)             269,235
                                                                            =================     ================

SEE ACCOMPANYING NOTES.

                        GABELLI LARGE CAP VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS


                                             SIX MONTHS
                                               ENDED
                                             DECEMBER 31,                         YEAR ENDED JUNE 30,
                                               2002 (d)      --------------------------------------------------------------
                                            (UNAUDITED)         2002       2001 (a)     2000 (b)      1999         1998
                                            -------------    --------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
 of period                                       $  5.33        $   8.46     $  10.49    $  13.99     $  17.56    $  14.63
 Income (loss) from investment operations:
 Net investment income                              0.01            0.02         0.06        0.28         0.21        0.14
 Net realized and unrealized
 gain (loss) on investments                        (0.36)          (2.92)       (0.61)      (0.49)       (1.04)       2.97
                                            -------------    --------------------------------------------------------------
 Total from investment operations                  (0.35)          (2.90)       (0.55)      (0.21)       (0.83)       3.11

 Less distributions:
 From net investment income                            - (c)       (0.02)       (0.29)      (0.21)       (0.16)      (0.18)
 From net realized gain                                -           (0.21)       (1.19)      (3.08)       (2.58)          -
                                            -------------    --------------------------------------------------------------
 Total distributions                                   -           (0.23)       (1.48)      (3.29)       (2.74)      (0.18)
                                            -------------    --------------------------------------------------------------

 Net asset value, end of period                  $  4.98        $   5.33     $  8.46     $ 10.49      $ 13.99     $  17.56
                                            =============    ==============================================================

 TOTAL RETURN (e)                                 (6.39%)        (34.89%)      (6.58%)     (0.52%)      (3.73%)     21.38%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
 (in thousands)                                  $ 9,730        $ 11,517     $ 16,017    $ 14,276     $ 31,010    $ 47,450
 Ratio of expenses to average
 net assets (f)                                    1.43%           1.40%        1.40%       1.41%        1.23%       1.18%
 Ratio of expenses to average net
 assets before voluntary
 expense reimbursement (f)                         1.92%           1.63%        1.66%       1.41%        1.23%       1.18%
 Ratio of net investment income
 to average net assets (f)                         0.60%           0.05%        0.35%       1.73%        1.13%       0.80%
 Ratio of net investment income (loss)
 to average net assets before
 voluntary expense reimbursement (f)               0.11%          (0.18%)       0.09%       1.73%        1.13%       0.80%
 Portfolio turnover rate (e)                         55%             61%         139%        207%         109%         65%


(a) Effective November 1, 2000, Gabelli Asset Management Company replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

(c)  Less than $0.01 per share.

(d) Effective November 1, 2002, the voluntary limit on operating expenses of the Portfolio (excluding management fees) was modified from an annual rate of 0.50% of average daily net assets to an annual rate of 0.60% of average daily net assets.

(e)  Not annualized for periods less than one year.

(f)  Annualized for periods less than one year.

SEE ACCOMPANYING NOTES.

                        GABELLI LARGE CAP VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2002 (UNAUDITED)

                                                             NUMBER OF
 COMMON STOCKS (97.3%)                                         SHARES        VALUE
                                                            -----------   ------------
 AIRCRAFT PARTS & EQUIPMENT (3.2%)
    Honeywell International, Inc.                                13,000       312,000

 BASIC CHEMICAL, PLASTICS & SYNTHETICS (8.2%)
    Allergan, Inc.                                                2,400       138,288
    Bristol-Myers Squibb Company                                  7,700       178,255
    Merck & Company, Inc.                                         2,500       141,525
    Wyeth                                                         9,000       336,600
                                                                          ------------
                                                                              794,668
 BUSINESS SERVICES (4.7%)
    Cendant Corporation (a)                                      43,500       455,880

 COMMUNICATIONS (15.4%)
    Alltel Corporation                                            1,900        96,900
    AOL Time Warner, Inc. (a)                                    19,100       250,210
    AT&T Corporation                                              1,880        49,086
    AT&T Wireless Group (a)                                      32,800       185,320
    Comcast Corporation (Cl.A) (a)                                3,040        71,653
    Comcast Corporation (Cl.A SPL) (a)                            3,000        67,680
    Nextel Communications, Inc. (a)                               8,000        92,400
    SBC Communications, Inc.                                      5,200       140,972
    Sprint Corporation                                           19,000       275,120
    Verizon Communications                                        6,700       259,625
                                                                          ------------
                                                                            1,488,966
 DEPOSITORY INSTITUTIONS (4.1%)
    Citigroup, Inc.                                               6,000       211,140
    State Street Corporation                                      4,800       187,200
                                                                          ------------
                                                                              398,340
 EATING & DRINKING PLACES (1.0%)
    Darden Restaurants, Inc.                                      4,900       100,205

 ELECTRIC GAS & SANITARY SERVICES (15.7%)
    Allegheny Energy, Inc.                                       14,100       106,596
    Alliant Energy Corporation                                    3,100        51,305
    Aquila, Inc.                                                 43,000        76,110
    Duke Energy Company                                           7,600       148,504
    El Paso Corporation                                          27,000       187,920
    EOG Resources, Inc.                                           6,600       263,472
    FirstEnergy Corporation                                       3,200       105,504
    Kinder Morgan, Inc.                                           3,400       143,718
    NiSource, Inc.                                                4,100        82,000
    Public Service Enterprise Group, Inc.                         1,300        41,730
    TECO Energy, Inc.                                             6,600       102,102
    TXU Corporation                                              11,000       205,480
                                                                          ------------
                                                                            1,514,441
 ELECTRICAL & ELECTRONIC MACHINERY (4.3%)
    Agere Systems, Inc. (Cl.A) (a)                               58,235        83,858
    Agere Systems, Inc. (Cl. B) (a)                              32,779        45,891
    Intel Corporation                                             3,000        46,710
    Lucent Technologies, Inc. (a)                               193,900       244,314
                                                                          ------------
                                                                              420,773
 HOLDING & OTHER INVESTMENT OFFICES (3.6%)
    JP Morgan Chase & Company                                    11,200       268,800
    Mellon Financial Corporation                                  3,200        83,552
                                                                          ------------
                                                                              352,352
 INDUSTRIAL MACHINERY & EQUIPMENT (11.3%)
    Applied Materials, Inc. (a)                                   5,700        74,271
    Baker Hughes, Inc.                                            8,900       286,491
    CISCO Systems, Inc. (a)                                       6,600        86,460
    Hewlett-Packard Company                                      26,380       457,957
    Ingersoll-Rand Company Ltd.                                   4,600       198,076
                                                                          ------------
                                                                            1,103,255
 INSURANCE CARRIERS (3.4%)
    Chubb Corporation                                             1,600        83,520
    Everest Reinsurance Group Ltd.                                3,600       199,080
    Travelers Property Casualty Corporation (Cl.A)(a)               172         2,520
    Travelers Property Casualty Corporation (Cl.B)(a)             3,155        46,221
                                                                          ------------
                                                                              331,341

 MISC. MANUFACTURING INDUSTRIES (2.0%)
    Mattel, Inc.                                                  4,000        76,600
    Tyco International Ltd.                                       7,000       119,560
                                                                          ------------
                                                                              196,160
 MOTION PICTURES (3.9%)
    Walt Disney Company                                          23,500       383,285

 NATIONAL COMMERCIAL BANK (1.0%)
    FleetBoston Financial Corporation                             4,200       102,060

 NONDEPOSITORY INSTITUTIONS (3.7%)
    American Express Company                                      4,700       166,145
    CIT Group, Inc.                                               9,800       192,080
                                                                          ------------
                                                                              358,225
 PAPER & ALLIED PRODUCTS (1.3%)
    International Paper Company                                   3,700       129,389

 PETROLEUM & COAL PRODUCTS (1.4%)
    Conoco, Inc.                                                  2,741       132,637

 PRIMARY METALS INDUSTRY (0.9%)
    Alcoa, Inc.                                                   4,000        91,120

 SECURITY & COMMODITY BROKERS (5.5%)
    Charles Schwab & Company                                      9,600       104,160
    Lehman Brothers Holdings, Inc.                                3,900       207,831
    Merrill Lynch & Co., Inc.                                     6,000       227,700
                                                                          ------------
                                                                              539,691
 SERVICES-AUTO REPAIR GARAGES (0.8%)
    Ryder Systems, Inc.                                           3,500        78,540

 TRANSPORTATION EQUIPMENT (1.9%)
    General Motors Corporation                                    2,200        81,092
    General Motors Corporation (Cl.H) (a)                         9,800       104,860
                                                                          ------------
                                                                              185,952
                                                                          ------------

 TOTAL COMMON STOCKS (COST $13,299,050 )                                    9,469,280

                                                             PRINCIPAL
 SHORT-TERM SECURITIES (2.4%)                                  AMOUNT
                                                            -----------
 REPURCHASE AGREEMENT (2.4%)
    State Street Bank, 0.25%, due 01/02/2003
    (Collateralized by U.S. Treasury Bill, 8.13%,
    due 08/15/2021, with a market value of $245,916)         $  236,559       236,559
                                                                          ------------

 TOTAL SHORT-TERM SECURITIES (COST $236,559)                                  236,559
                                                                          ------------

 TOTAL INVESTMENTS (99.7%) (COST $13,535,609)                               9,705,839

 TOTAL OTHER ASSETS, LESS LIABILITIES (0.3%)                                   24,532
                                                                          ------------

 TOTAL NET ASSETS (100.0%)                                                $ 9,730,371
                                                                          ============

OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2002, aggregated $4,549,888 and $4,433,901, respectively. At December 31, 2002, net unrealized depreciation for tax purposes aggregated $3,829,770, of which $345,869 related to appreciated inves-ments and $4,175,639 related to depreciated investments. The aggregate cost of securities was the same for federal income tax and financial statement purposes.

(a) Non-income producing.

SEE ACCOMPANYING NOTES.

                            BARON SMALL CAP PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                          DECEMBER 31, 2002 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $9,743,993) - See accompanying schedule    $ 10,277,987
Receivable for investment securities sold                                                  69,322
Dividends and interest receivable                                                             475
                                                                                     -------------
Total assets                                                                           10,347,784

LIABILITIES
Cash overdraft                                                                            289,519
Accrued expenses                                                                           22,511
                                                                                     -------------
Total liabilities                                                                         312,030
                                                                                     -------------

NET ASSETS                                                                           $ 10,035,754
                                                                                     =============

Net Assets consist of:
Paid-in capital                                                                      $ 10,588,801
Accumulated net realized loss on investments                                           (1,087,041)
Net unrealized appreciation on investments                                                533,994
                                                                                     -------------

NET ASSETS,   for 927,088 shares outstanding                                         $ 10,035,754
                                                                                     =============

NET ASSET VALUE, offering and redemption price per share                             $      10.83
                                                                                     =============

                             STATEMENT OF OPERATIONS

                 SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                            $      4,623
Interest                                                                                    1,499
                                                                                     -------------
Total investment income                                                                     6,122

EXPENSES
Investment advisory and management fees                                                    54,043
Custody and accounting fees                                                                25,190
Professional fees                                                                          15,605
Directors' fees and expenses                                                                8,898
Taxes and filing fees                                                                       3,619
Insurance                                                                                   2,942
Other expenses                                                                              1,782
                                                                                     -------------
Total expenses                                                                            112,079
Less: expense reimbursement                                                               (30,756)
                                                                                     -------------
Total net expenses                                                                         81,323
                                                                                     -------------
Net investment loss                                                                       (75,201)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments                                                         (514,753)
Net unrealized depreciation during the period on investments                             (970,615)
                                                                                     -------------
Net realized and unrealized loss                                                       (1,485,368)
                                                                                     -------------

Net decrease in net assets resulting from operations                                 $ (1,560,569)
                                                                                     =============

SEE ACCOMPANYING NOTES.

                            BARON SMALL CAP PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                     ENDED
                                                                   DECEMBER 31,
                                                                      2002         YEAR ENDED
                                                                   (UNAUDITED)    JUNE 30, 2002
                                                                  ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss                                               $    (75,201)   $   (119,842)
Net realized loss on investments                                      (514,753)       (443,543)
Net unrealized appreciation (depreciation)
during the period on investments                                      (970,615)        653,901
                                                                  ------------    ------------
Net increase (decrease) in net assets resulting from operations     (1,560,569)         90,516

Capital share transactions:
Proceeds from sales of shares                                        4,521,100      13,276,208
Proceeds from reinvested distributions                                       -               -
Cost of shares redeemed                                             (4,902,666)     (8,086,777)
                                                                  ------------    ------------
Net increase (decrease)  in net assets resulting
from capital share transactions                                       (381,566)      5,189,431
                                                                  ------------    ------------

Total increase (decrease) in net assets                             (1,942,135)      5,279,947

NET ASSETS
Beginning of period                                                 11,977,889       6,697,942
                                                                  ------------    ------------

End of period                                                     $ 10,035,754    $ 11,977,889
                                                                  ============    ============

OTHER INFORMATION
Shares:
Sold                                                                   405,070       1,094,751
Redeemed                                                              (434,244)       (657,896)
                                                                  ------------    ------------
Net increase (decrease)                                                (29,174)        436,855
                                                                  ============    ============

SEE ACCOMPANYING NOTES.

                            BARON SMALL CAP PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                             SIX MONTHS
                                               ENDED
                                             DECEMBER 31,                        YEAR ENDED JUNE 30,
                                               2002 (e)         --------------------------------------------------------------
                                             (UNAUDITED)           2002       2001 (a)     2000 (b)      1999         1998
                                            ---------------     --------------------------------------------------------------
 SELECTED PER-SHARE DATA
 Net asset value, beginning
 of period                                        $  12.53         $  12.90      $ 11.64     $ 12.17     $  17.58    $  14.85
 Income (loss) from investment operations:
 Net investment income (loss)                        (0.09)           (0.13)       (0.03)       0.21         0.10        0.04
 Net realized and unrealized
 gain (loss) on investments                          (1.61)           (0.24)        1.51       (0.64)       (1.80)       3.48
                                            ---------------     --------------------------------------------------------------
 Total from investment operations                    (1.70)           (0.37)        1.48       (0.43)       (1.70)       3.52

 LESS DISTRIBUTIONS:
 From net investment income                              -                -        (0.22)      (0.10)       (0.04)      (0.14)
 From net realized gain                                  -                -            -           -        (3.67)      (0.65)
                                            ---------------     --------------------------------------------------------------
 Total distributions                                     -                -        (0.22)      (0.10)       (3.71)      (0.79)
                                            ---------------     --------------------------------------------------------------

 Net asset value, end of period                   $  10.83         $  12.53      $ 12.90     $ 11.64     $  12.17    $  17.58
                                            ===============     ==============================================================

 TOTAL RETURN (c)                                  (13.57%)          (2.87%)      12.83%      (3.52%)      (9.24%)     23.72%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period
 (in thousands)                                   $ 10,036         $ 11,978      $ 6,698     $ 5,917     $ 10,994    $ 14,688
 Ratio of expenses to average
 net assets (d)                                      1.58%            1.55%        1.55%       1.55%        1.54%       1.52%
 Ratio of expenses to average net
 asset before voluntary
 expense reimbursement (d)                           2.18%            2.32%        3.10%       2.25%        1.64%       1.56%
 Ratio of net investment income (loss)
 to average net assets (d)                          (1.46%)          (1.33%)      (0.33%)      1.33%        0.71%       0.26%
 Ratio of net investment income (loss)
 to average net assets before
 voluntary expense reimbursement (d)                (2.06%)          (2.10%)      (1.88%)      0.63%        0.61%       0.22%
 Portfolio turnover rate (c)                           21%              91%         221%        224%          76%        113%

(a) Effective November 1, 2000, BAMCO, Inc. replaced Zweig/Glaser Advisers, LLC as sub-adviser for the Portfolio.

(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment advisor for the Fund.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e) Effective November 1, 2002, the voluntary limit on operating expenses of the Portfolio (excluding management fees) was modified from an annual rate of 0.50% of average daily net assets to an annual rate of 0.60% of average daily net assets.

SEE ACCOMPANYING NOTES.

                            BARON SMALL CAP PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                          DECEMBER 31, 2002 (UNAUDITED)


                                                                  NUMBER OF
 COMMON STOCKS (97.8%)                                              SHARES            VALUE
                                                                  ----------       -----------
 AMUSEMENT & RECREATION (1.2%)
    Intrawest Corporation                                            10,000        $  124,000

 BASIC CHEMICAL, PLASTICS & SYNTHETICS (2.1%)
    Charles River Laboratories International (a)                      5,500           211,640

 BUSINESS SERVICES (8.1%)
    Catalina Marketing Corporation (a)                                8,000           148,000
    CheckFree Corporation (a)                                         3,500            56,003
    Fair Isaac & Company, Inc.                                        6,000           256,200
    Getty Images, Inc. (a)                                            3,000            91,650
    Jeffries Group, Inc.                                              5,000           209,850
    MicroStrategy, Inc. (a)                                             106               277
    Sotheby's Holdings, Inc. (a)                                      4,100            36,900
                                                                                   -----------
                                                                                      798,880
 CARE FACILITIES (2.5%)
    Manor Care, Inc. (a)                                             13,500           251,235

 COMMUNICATION SERVICES (8.0%)
    Arbitron Inc. (a)                                                 6,000           201,000
    Gray Television, Inc.                                             9,000            87,750
    LIN TV Corporation (a)                                           12,000           292,200
    Radio One, Inc. (a)                                              10,000           144,300
    Radio One, Inc. (Cl. D) (a)                                       5,000            73,100
                                                                                   -----------
                                                                                      798,350
 DATA PROCESSING & PREPARATION (1.3%)
    Kronos, Inc. (a)                                                  3,500           129,465

 FOOD PRODUCTS (5.2%)
    California Pizza Kitchen, Inc. (a)                               10,000           252,000
    Krispy Kreme Doughnuts, Inc. (a)                                  8,000           270,160
                                                                                   -----------
                                                                                      522,160
 FURNITURE & FIXTURES (2.0%)
    Ethan Allen Interiors, Inc.                                       5,800           199,346

 GENERAL MERCHANDISE STORES (1.5%)
    Dollar Tree Stores, Inc. (a)                                      6,000           147,420

 GLASS CONTAINERS (1.6%)
    Libbey, Inc.                                                      6,000           156,000

 GROCERIES GENERAL LINE (1.0%)
    Smart & Final, Inc. (a)                                          20,000           104,000

 HOTELS & OTHER LODGING PLACES (16.8%)
    Choice Hotels, Inc. (a)                                          14,500           329,150
    Extended Stay America, Inc. (a)                                  20,000           295,000
    Four Seasons Hotels, Inc.                                         8,000           226,000
    PRG-Shultz International Inc. (a)                                12,000           106,800
    Vail Resorts, Inc. (a)                                           10,500           159,285
    Wynn Resorts Ltd. (a)                                            20,000           262,200
    Kerzner International Ltd. (a)                                   15,500           311,240
                                                                                   -----------
                                                                                    1,689,675

 INFORMATION RETRIEVAL SERVICES (4.7%)
      Choicepoint, Inc. (a)                                          12,000           473,880

 INSTRUMENTS & RELATED PRODUCTS (1.5%)
      CTI Molecular Imaging, Inc. (a)                                 6,000           147,960

 INSURANCE CARRIERS (3.5%)
      Arch Capital Group Limited (a)                                  7,000           218,190
      Centene Corporation (a)                                         4,000           134,360
                                                                                   -----------
                                                                                      352,550
 MEDICAL SERVICE PLANS (2.9%)
      AmSurg Corporation (a)                                          5,000           102,150
      United Surgical Partners International, Inc. (a)               12,000           187,320
                                                                                   -----------
                                                                                      289,470
MISCELLANEOUS BUSINESS CREDIT INSTITUTION (0.5%)
      DVI, Inc. (a)                                                   7,000            52,850

 NATURAL GAS DISTRIBUTION (1.2%)
      Southern UN Company                                             7,500           123,750

 OIL & GAS EXTRACTION (4.1%)
      Seacor Smit, Inc. (a)                                           6,000           267,000
      XTO Energy, Inc.                                                6,000           148,200
                                                                                   -----------
                                                                                      415,200
 PERSONAL SERVICES (1.7%)
      Weight Watchers International, Inc. (a)                         3,800           174,686

 PRINTING & PUBLISHING (2.0%)
      Harte-Hanks, Inc.                                              11,000           205,370

 RADIO & TELEVISION BROADCASTING (3.6%)
      Cox Radio, Inc. (a)                                             4,000            91,240
      Saga Communications (a)                                        14,400           273,600
                                                                                   -----------
                                                                                      364,840

 REAL ESTATE (0.5%)
      LNR Property Corporation                                        1,500            53,100

 RETAIL - APPAREL & ACCESSORIES (3.8%)
      Chicos FAS, Inc.                                               11,000           208,010
      Polo Ralph Lauren Corporation (a)                               8,000           174,080
                                                                                   -----------
                                                                                      382,090
 RETAIL - HOME TEXTILES (0.9%)
      Linens 'n Things, Inc. (a)                                      4,000            90,400

 RETAIL - MISCELLANEOUS (1.2%)
      Petco Animal Supplies, Inc. (a)                                 5,000           116,700

 SERVICES - AMUSEMENT & RECREATION (1.6%)
      Penn National Gaming, Inc. (a)                                 10,000           160,200


                                                                  NUMBER OF
 COMMON STOCKS (CONTINUED)                                         SHARES            VALUE
                                                                  ----------     -------------
 SERVICES - EDUCATIONAL (8.2%)
    Apollo Group, Inc. (Cl.A)                                         5,500      $    242,000
    Apollo Group, Inc.                                               10,000           358,400
    Devry, Inc. (a)                                                   4,700            78,067
    Education Management Corporation (a)                              3,800           142,880
                                                                                 -------------
                                                                                      821,347
 SERVICES - ENGINEERING (2.2%)
    Anteon International Corporation (a)                              6,600           158,400
    Symyx Technologies, Inc. (a)                                      5,000            62,950
                                                                                 -------------
                                                                                      221,350
 SERVICES - HEALTH SERVICES (0.4%)
    Province Healthcare Company (a)                                   4,000            38,920

 TRANSPORTATION (2.0%)
    JetBlue Airways Corporation                                       7,500           202,500
                                                                                 -------------

TOTAL COMMON STOCKS (COST $9,286,284)                                               9,819,334

                                                                  PRINCIPAL
 CORPORATE BONDS (0.0%) (b)                                         AMOUNT
                                                                  ----------

    MicroStrategy, Inc. Senior Notes, Series A
    due 06/24/2007                                                 $  3,700               944
                                                                                 -------------

 TOTAL CORPORATE BONDS (COST $0)                                                          944


 SHORT TERM SECURITIES (4.6%)
 REPURCHASE AGREEMENT (4.6%)
    State Street Bank, 0.25%, due 01/02/2003
    (Collateralized by U.S. Treasury Bill, 8.13%, due
    08/15/2021, with a market value of $470,133)                   $457,709           457,709
                                                                                 -------------

TOTAL SHORT-TERM SECURITIES (COST $457,709)                                           457,709
                                                                                 -------------

TOTAL INVESTMENTS (102.4%) (COST $9,743,993)                                       10,277,987

TOTAL OTHER ASSETS, LESS LIABILITIES ((2.4%))                                        (242,233)
                                                                                 -------------

 TOTAL NET ASSETS (100.0%)                                                       $ 10,035,754
                                                                                 =============

OTHER INFORMATION:

     Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 2002, aggregated $1,812,947 and $2,299,678 respectively. At December 31, 2002, net unrealized appreciation for tax purposes aggregated $533,994, of which $1,429,768 related to appreciated investments and $895,774 related to depreciated investments. The aggregate cost of securities the same for federal income tax and financial statement purposes.

(a)  Non-income producing.

(b)  Less than 0.1% of total net assets.

SEE ACCOMPANYING NOTES.

                             THE LEGENDS FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                          DECEMBER 31, 2002 (UNAUDITED)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed on July 22, 1992. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company of the series type. The Fund currently consists of four investment portfolios (the "Portfolios"): Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap. Each Portfolio, in effect, represents a separate fund. The Fund is required to account for the assets of each Portfolio separately and to allocate general liabilities of the Fund to each Portfolio based on the relative net assets of each Portfolio.

Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter of shares of the Fund, which are distributed to variable annuity separate accounts of Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"), and to a variable universal life separate account of Columbus Life Insurance Company ("Columbus"). Touchstone Advisors, Inc. ("Touchstone Advisors"), registered with the Securities and Exchange Commission as an investment adviser, provides management services to the Fund pursuant to a management agreement (the "Management Agreement") that became effective March 3, 2000. The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Touchstone Securities, Touchstone Advisors, Integrity, National Integrity and Columbus.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

Short-term debt securities with maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the closing settlement price. Other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at fair value as determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of the trade date. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of nearest average for all of the Portfolios except Gabelli Large Cap Value, which uses the first-in, first-out method.

FEDERAL INCOME TAX MATTERS

The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended, and distributes its taxable net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required. As of June 30, 2002, the Fund had realized capital loss carryovers available to offset future realized capital gains as follows:

     PORTFOLIO:                                      CAPITAL LOSS CARRYOVER    EXPIRES
     ---------------------------------------------   ----------------------   ---------
     Harris Bretall Sullivan & Smith Equity Growth        $ 2,838,038           2010
     Gabelli Large Cap Value                                1,095,619           2010
     Baron Small Cap                                           88,373           2007
                                                               40,171           2008
                                                               39,274           2010
                                                               ------
                                                              167,818

Certain Portfolios incurred a loss for tax purposes from November 1, 2001 to June 30, 2002. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2003. The following Funds had deferred losses:

     PORTFOLIO:                                           DEFERRED LOSS
     -------------------------------------------------    -------------
     Harris Bretall Sullivan & Smith Equity Growth          $2,889,278
     Gabelli Large Cap Value                                 1,095,619
     Baron Small Cap                                           404,269

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex- dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, post-October capital losses, and losses deferred due to wash sales.

The tax character of distributions paid during the fiscal years ended June 30, 2002 and 2001 were identical to those distributions reported in the Statements of Changes in Net Assets except as follows:


                                                                                2002
                                                       -------------------------------------------------------
                                                                     CAPITAL GAIN   RETURN OF
PORTFOLIO:                                               ORDINARY                    CAPITAL       TOTAL *
------------------------------------------------------ ------------- ------------- ------------ --------------
Third Avenue Value                                         $733,383        $    0       $    0      $ 733,383
Gabelli Large Cap Value                                       6,802             0            0          6,802



                                                                                2001
                                                       -------------------------------------------------------
                                                                                     RETURN OF
PORTFOLIO:                                               ORDINARY    CAPITAL GAIN     CAPITAL      TOTAL *
------------------------------------------------------ ------------- -------------- ------------ -------------
Harris Bretall Sullivan & Smith Equity Growth              $      0     $2,554,047       $    0    $2,554,047
Third Avenue Value                                          283,204              0            0       283,204
Gabelli Large Cap Value                                     421,027         22,666            0       443,693

* TOTAL DISTRIBUTIONS PAID DIFFER FROM THE STATEMENT OF CHANGES IN NET ASSETS DUE PRIMARILY TO THE USE OF CONSENT DIVIDENDS FOR TAX PURPOSES.

As of June 30, 2002 the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statements of Assets and Liabilities except as follows:

                                                             GABELLI LARGE                 BARON
                                       THIRD                   CAP VALUE                 SMALL CAP
                              AVENUE VALUE PORTFOLIO           PORTFOLIO                 PORTFOLIO
                              ------------------------ -------------------------- ------------------------
Undistributed                           $       0               $          0               $        0
  ordinary income
Undistributed long-term
  capital gains                                 0                          0                        0
                              ------------------------ -------------------------- ------------------------
Accumulated                                     0                          0                        0
  earnings
Accumulated capital
  and other losses**                            0                (1,835,771)                (572,087)
Unrealized appreciation
   (depreciation)***                     (61,075)                (5,475,874)                1,504,408
                              ------------------------ -------------------------- ------------------------
Total accumulated
  earnings (deficit)                    $(61,075)               $(7,311,645)               $  932,321
                              ======================== ========================== ========================

** THE FUNDS HAD NET CAPITAL LOSS CARRYOVERS AND DEFERRED POST-OCTOBER LOSSES AS IDENTIFIED ELSEWHERE IN THE NOTES. IN ADDITION, THEY ALSO HAD DEFERRALS OF WASH SALE LOSSES.

*** THE DIFFERENCES BETWEEN BOOK BASIS AND TAX-BASIS UNREALIZED APPRECIATION (DEPRECIATION) IS ATTRIBUTABLE PRIMARILY TO THE TAX DEFERRAL OF WASH SALE LOSSES.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2002, there were no futures contracts held in the Portfolios. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Portfolios bear the market risk that arises from any changes in contract values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, Touchstone Advisors, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchase in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The value of the securities transferred is monitored daily to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Third Avenue Value Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Touchstone Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers. Listed below are management and sub-advisory fees payable as a percentage of average daily net assets:

    PORTFOLIO:                                        MANAGEMENT FEE    SUB-ADVISORY FEE
    ----------------------------------------------    --------------    ----------------
    Harris Bretall Sullivan & Smith Equity Growth          0.65%              0.40%
    Third Avenue Value                                     0.65%              0.40%
    Gabelli Large Cap Value                                0.90%              0.65%
    Baron Small Cap                                        1.05%              0.80%

Under the Management Agreement, Touchstone Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Touchstone Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.60% of average daily net assets. Prior to November 1, 2002, the voluntary limit on operating expenses was an annual rate of 0.50% of average daily net assets. Touchstone Advisors reserves the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Value placed a portion of its transactions with brokerage firms which may be considered affiliates of the Fund under the 1940 Act. The commissions paid to these firms were approximately $29,481 in the aggregate during the six months ended December 31, 2002.

Certain officers and directors of the Fund are also officers of Touchstone Securities, Touchstone Advisors, Integrity and National Integrity. The Fund does not pay any amounts to compensate these individuals.


3.   CAPITAL SHARES

At December 31, 2002, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At December 31, 2002, four classes of shares authorized by the Board of Directors were being offered as follows: 55,000,000 shares for each of the Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Gabelli Large Cap Value and Baron Small Cap Portfolios.

At December 31, 2002, Integrity, through its Separate Account I and Separate Account II, National Integrity, through its Separate Account I and Separate Account II, and Columbus, through its Separate Account I, were the record owners of all the outstanding shares of the Fund.

4.   SHAREHOLDER VOTE

A special meeting of the shareholders of Third Avenue Value Portfolio was held on September 26, 2002 for the purpose of considering a proposal to approve or disapprove a new sub-advisory agreement between Touchstone Advisors and Third Avenue Management LLC. There were 2,773,540 votes in favor of the proposal, 47,795 against the proposal and 180,427 abstentions.

5.   SUBSEQUENT EVENTS

On January 27, 2003, the Board of Directors of the Fund approved a proposal to reorganize each Portfolio with a corresponding series of Touchstone Variable Series Trust (each, a "Touchstone Fund"). Shareholders of record of each Portfolio as of January 31, 2003 will be asked to vote on the proposal at a special meeting of shareholders to be held on April 18, 2003. The reorganizations are part of a restructuring by Integrity, National Integrity and their affiliates designed to achieve greater operating efficiencies and potential economies of scale. Each Portfolio, the respective Touchstone Fund with which it will reorganize and the Touchstone Fund as it will be named after each reorganization (the "Combined Fund") is listed below:

PORTFOLIO:                     TOUCHSTONE FUND                 COMBINED FUND
---------------------------    ----------------------------    -------------------------------
Harris Bretall Sullivan &
  Smith Equity Growth          Touchstone Large Cap Growth     Touchstone Large Cap Growth
Third Avenue Value             Touchstone Small Cap Value      Touchstone Third Avenue Value
Gabelli Large Cap Value        Touchstone Value Plus           Touchstone Value Plus
Baron Small Cap                A newly created fund            Touchstone Baron Small Cap

Each Combined Fund will have a similar or identical investment objective and similar or identical investment strategies and risks to those of the corresponding Portfolio. Touchstone Small Cap Value Fund will become a non-diversified fund, subject to the approval of its shareholders, to resemble the Third Avenue Value Portfolio.

Touchstone Advisers will continue to serve as investment manager to the Combined Funds after the reorganizations. The sub-adviser of each Combined Funds will be the same as the current sub-adviser of the corresponding Portfolio, except that the sub-adviser of Gabelli Large Cap Portfolio after the reorganization will be Fort Washington Investment Advisors, Inc., an affiliate of Touchstone Advisors.

THIS SEMI-ANNUAL REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE DIRECTLY OR INDIRECTLY OF ANY INTEREST IN THE FUND. NO OFFERING IS MADE EXCEPT IN CONJUNCTION WITH A PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

[GRAPHIC]
PRINCIPAL OFFICES LOCATED AT:
515 WEST MARKET STREET
LOUISVILLE, KENTUCKY 40202


                                                        Catalog #001728 (02/03)